CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 CNY (¥) shares	Feb. 28, 2025 CNY (¥) shares
Other receivables, deposits and other assets, allowance for credit losses | ¥	¥ 3,784	¥ 3,652
Liabilities of consolidated VIEs without recourse to Four Seasons Education (Cayman) Inc.	¥ 224,715	¥ 225,989
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	22,614,376	22,600,576
Ordinary shares, outstanding	22,614,376	22,600,576
Treasury shares	2,363,567	2,363,567
VIEs
Liabilities of consolidated VIEs without recourse to Four Seasons Education (Cayman) Inc.	¥ 244,758	¥ 229,020
VIEs | Without Recourse
Liabilities of consolidated VIEs without recourse to Four Seasons Education (Cayman) Inc. | ¥	¥ 216,568	¥ 216,536